January 11, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520

Re:	Neuberger Berman Income Funds
-- Neuberger Berman High Income Bond Fund
-- Neuberger Berman Strategic Income Fund
File Nos. 002-85229; 811-03802

Re: Request for Selective Review for Post-Effective Amendment No. 95

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (“PEA 95”) on behalf of the series listed above (the “Funds”).  PEA 95 includes a Class R6 prospectus (the “Prospectus”) and a statement of additional information (the “SAI”) relating to the Registrant’s issuance of Class R6 shares of the Funds.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add Class R6 as a new class of shares of each Fund.  This filing is not intended to affect the prospectus or SAI of any other Class of a Fund or any other previously registered series (or Class of such series) of the Registrant.

The form and text of the Prospectus (except the section entitled “Your Investment”) and the form and text of the SAI (except the sections of the SAI entitled “Investment Management and Administration Services,” “Distribution Arrangements,” “Additional Exchange Information,” and “Additional Tax Information”) do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following registration statement of the Registrant filed pursuant to Rule 485(a):

Post-Effective Amendment No. 77 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C

Securities and Exchange Commission
January 11, 2013
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thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-09-001501) (December 30, 2009).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 95.  Pursuant to Rule 485(a)(1) under the 1933 Act, PEA 95 will become effective on March 12, 2013 -- 60 days after the filing date.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 12, 2013.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9430 or Lori L. Schneider at (202) 778-9305.  Thank you for your attention.

Sincerely,

/s/ Christyn L. Rossman